Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026 SEK (kr)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (322,449)	kr (314,304)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	(1,614)	(3,661)	kr (4,903)
Level 3 | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	7	10
Level 3 | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(7)	(10)
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	(577)	(1,063)	(1,451)
Level 3 | Derivatives | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(13)	(17)
Level 3 | Derivatives | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	13	17
Level 3 | Derivatives | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 0
Level 3 | Derivatives | Equity | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Equity | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 0
Level 3 | Derivatives | Interest rate | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Interest rate | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | FX
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (463)
Level 3 | Derivatives | FX | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr (13)
Level 3 | Derivatives | FX | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 13
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (114)
Level 3 | Derivatives | Other | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Other | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	(1,037)	(2,598)	kr (3,452)
Level 3 | Debt securities issued | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	20	27
Level 3 | Debt securities issued | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(20)	kr (27)
Level 3 | Debt securities issued | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr 0
Level 3 | Debt securities issued | Equity | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Equity | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Equity | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Equity | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr 0
Level 3 | Debt securities issued | Interest rate | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Interest rate | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | FX
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (938)
Level 3 | Debt securities issued | FX | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 13
Level 3 | Debt securities issued | FX | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr (13)
Level 3 | Debt securities issued | FX | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr 7
Level 3 | Debt securities issued | FX | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr (7)
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (99)
Level 3 | Debt securities issued | Other | Option Model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Other | Option Model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Other | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Other | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	0.0010
Sensitivity impact on total comprehensive income	kr 0